ACCUMULATED OTHER COMPREHENSIVE INCOME- Schedule of accumulated other comprehensive income loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (10.3)
Other comprehensive income (loss) before reclassifications	71.9
Amounts reclassified from accumulated other comprehensive income	(26.8)
Net current period other comprehensive income	45.1	$ 28.9	$ 58.7
Ending balance	34.8	(10.3)
Unrealized Gains (losses) on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(13.2)
Other comprehensive income (loss) before reclassifications	23.6
Amounts reclassified from accumulated other comprehensive income	0.0
Net current period other comprehensive income	23.6
Ending balance	10.4	(13.2)
Unrealized Gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	2.9
Other comprehensive income (loss) before reclassifications	48.3
Amounts reclassified from accumulated other comprehensive income	(26.8)
Net current period other comprehensive income	21.5
Ending balance	$ 24.4	$ 2.9